General information and significant accounting policies (Details Narrative)	9 Months Ended
Dec. 31, 2013
General Information And Significant Accounting Policies Details Narrative
Estimated useful lives of Vessel from the date of initial delivery from the shipyard	25 years
Depreciation Method of Vessels	Straight-line basis over their estimated useful lives
Description of planned major repair and maintenance of vessels	Major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements.